Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements	The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:
Fair Value Measurements as of September 30, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Simple agreement for future equity	$-	$-	$-	$-
Derivative liability	-	-	-	-
	$-	$-	$-	$-
	Fair Value Measurements as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Simple agreement for future equity	$-	$-	$13,150,745	$13,150,745
	$-	$-	$13,150,745	$13,150,745
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:
	Fair Value Measurements as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Simple agreement for future equity	$-	$-	$13,150,745	$-
	$-	$-	$13,150,745	$-

Schedule of Level 3 Liabilities Measured at Fair Value	The following table presents changes in Level 3 liabilities measured at fair value for the periods ended December 31, 2022 and 2021:
Simple
Agreement For
Future Equity
Balance at inception	$-
Issuance of simple agreements for future equity	7,925,000
Change in fair value	11,043,155
Conversion to Series Seed-1, Seed-2 and Seed-3 preferred stock	(18,968,155)
Outstanding as of December 31, 2021	-
Issuance of simple agreements for future equity	12,885,001
Change in fair value	265,744
Outstanding as of December 31, 2022	$13,150,745

Schedule of Changes in Fair Value	The following table sets forth a summary of changes in the fair value of our Level 3 financial instrument liabilities for the nine months ended September 30, 2023:
	Simple Agreement For	Embedded Derivative
	Future Equity	Liability	Total
Outstanding as of December 31, 2022	$13,150,745	$-	$13,150,745
Issuance of simple agreements for future equity	2,666,953	-	2,666,953
Issuance of embedded derivative liability	-	601,000	601,000
Change in fair value	1,672,706	149,000	1,821,706
Conversion to common stock before APO	(17,490,404)	(750,000)	(18,240,404)
Outstanding as of September 30, 2023	$-	$-	$-